Aug. 28, 2017
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund
MainStay Absolute Return Multi-Strategy Fund

MAINSTAY FUNDS TRUST

MainStay Absolute Return Multi-Strategy Fund

(the “Fund”)

Supplement dated December 15, 2017 (“Supplement”) to the Summary Prospectus and Prospectus,

each dated August 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective January 15, 2018, the second to last sentence of the second paragraph in the “Principal Investment Strategies” section is deleted and replaced with the following:

Under normal market conditions, the Manager will not allocate more than 30% of the Fund's assets to any one strategy with each Subadvisor.

Principal Investment Strategies
Under normal market conditions, the Manager will not allocate more than 30% of the Fund's assets to any one strategy with each Subadvisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.